Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 28, 2012
Registrant Name	dei_EntityRegistrantName	POWERSHARES EXCHANGE TRADED FUND TRUST
Central Index Key	dei_EntityCentralIndexKey	0001209466
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Dec 28, 2012
Prospectus Date	rr_ProspectusDate	Aug 31, 2012

PowerShares International Dividend Achievers Portfolio (Prospectus Summary): | PowerShares International Dividend Achievers Portfolio
PowerShares International Dividend AchieversTM Portfolio

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED DECEMBER 28, 2012 TO THE
PROSPECTUS DATED AUGUST 31, 2012 OF:

PowerShares Buyback AchieversTM Portfolio
PowerShares Dividend AchieversTM Portfolio

PowerShares High Yield Equity Dividend AchieversTM Portfolio
PowerShares International Dividend AchieversTM Portfolio

The NASDAQ OMX Group, Inc. has replaced Mergent®, Inc. (“Mergent”) as the index provider for the following indexes (each, an “Underlying Index”): (i) the Share Buyback AchieversTM Index, the underlying index of the PowerShares Buyback AchieversTM Portfolio; (ii) Broad Dividend AchieversTM Index, the underlying index of the PowerShares Dividend AchieversTM Portfolio; (iii) Mergent Dividend AchieversTM 50 Index, the underlying index of the PowerShares High Yield Equity Dividend AchieversTM Portfolio; and (iv) International Dividend AchieversTM Index, the underlying index of the PowerShares International Dividend AchieversTM Portfolio. Neither the name of any Underlying Index, nor the methodology by which it is formulated, will change.

Effective immediately, the Prospectus is changed as follows:

•  All references to Mergent®, Inc. are deleted and replaced with the NASDAQ OMX Group, Inc.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug 31, 2012
PowerShares International Dividend Achievers Portfolio (Prospectus Summary): | PowerShares International Dividend Achievers Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PowerShares International Dividend AchieversTM Portfolio
Supplement Text	ck0001209466_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED DECEMBER 28, 2012 TO THE
PROSPECTUS DATED AUGUST 31, 2012 OF:

PowerShares Buyback AchieversTM Portfolio
PowerShares Dividend AchieversTM Portfolio

PowerShares High Yield Equity Dividend AchieversTM Portfolio
PowerShares International Dividend AchieversTM Portfolio

The NASDAQ OMX Group, Inc. has replaced Mergent®, Inc. (“Mergent”) as the index provider for the following indexes (each, an “Underlying Index”): (i) the Share Buyback AchieversTM Index, the underlying index of the PowerShares Buyback AchieversTM Portfolio; (ii) Broad Dividend AchieversTM Index, the underlying index of the PowerShares Dividend AchieversTM Portfolio; (iii) Mergent Dividend AchieversTM 50 Index, the underlying index of the PowerShares High Yield Equity Dividend AchieversTM Portfolio; and (iv) International Dividend AchieversTM Index, the underlying index of the PowerShares International Dividend AchieversTM Portfolio. Neither the name of any Underlying Index, nor the methodology by which it is formulated, will change.

Effective immediately, the Prospectus is changed as follows:

•  All references to Mergent®, Inc. are deleted and replaced with the NASDAQ OMX Group, Inc.

PowerShares International Dividend Achievers Portfolio | PowerShares International Dividend Achievers Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PID

PowerShares Dividend Achievers Portfolio (Prospectus Summary): | PowerShares Dividend Achievers Portfolio
PowerShares Dividend AchieversTM Portfolio

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED DECEMBER 28, 2012 TO THE
PROSPECTUS DATED AUGUST 31, 2012 OF:

PowerShares Buyback AchieversTM Portfolio
PowerShares Dividend AchieversTM Portfolio

PowerShares High Yield Equity Dividend AchieversTM Portfolio
PowerShares International Dividend AchieversTM Portfolio

The NASDAQ OMX Group, Inc. has replaced Mergent®, Inc. (“Mergent”) as the index provider for the following indexes (each, an “Underlying Index”): (i) the Share Buyback AchieversTM Index, the underlying index of the PowerShares Buyback AchieversTM Portfolio; (ii) Broad Dividend AchieversTM Index, the underlying index of the PowerShares Dividend AchieversTM Portfolio; (iii) Mergent Dividend AchieversTM 50 Index, the underlying index of the PowerShares High Yield Equity Dividend AchieversTM Portfolio; and (iv) International Dividend AchieversTM Index, the underlying index of the PowerShares International Dividend AchieversTM Portfolio. Neither the name of any Underlying Index, nor the methodology by which it is formulated, will change.

Effective immediately, the Prospectus is changed as follows:

•  All references to Mergent®, Inc. are deleted and replaced with the NASDAQ OMX Group, Inc.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug 31, 2012
PowerShares Dividend Achievers Portfolio (Prospectus Summary): | PowerShares Dividend Achievers Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PowerShares Dividend AchieversTM Portfolio
Supplement Text	ck0001209466_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED DECEMBER 28, 2012 TO THE
PROSPECTUS DATED AUGUST 31, 2012 OF:

PowerShares Buyback AchieversTM Portfolio
PowerShares Dividend AchieversTM Portfolio

PowerShares High Yield Equity Dividend AchieversTM Portfolio
PowerShares International Dividend AchieversTM Portfolio

The NASDAQ OMX Group, Inc. has replaced Mergent®, Inc. (“Mergent”) as the index provider for the following indexes (each, an “Underlying Index”): (i) the Share Buyback AchieversTM Index, the underlying index of the PowerShares Buyback AchieversTM Portfolio; (ii) Broad Dividend AchieversTM Index, the underlying index of the PowerShares Dividend AchieversTM Portfolio; (iii) Mergent Dividend AchieversTM 50 Index, the underlying index of the PowerShares High Yield Equity Dividend AchieversTM Portfolio; and (iv) International Dividend AchieversTM Index, the underlying index of the PowerShares International Dividend AchieversTM Portfolio. Neither the name of any Underlying Index, nor the methodology by which it is formulated, will change.

Effective immediately, the Prospectus is changed as follows:

•  All references to Mergent®, Inc. are deleted and replaced with the NASDAQ OMX Group, Inc.

PowerShares Dividend Achievers Portfolio | PowerShares Dividend Achievers Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFM

PowerShares High Yield Equity Dividend Achievers Portfolio (Prospectus Summary): | PowerShares High Yield Equity Dividend Achievers Portfolio
PowerShares High Yield Equity Dividend AchieversTM Portfolio

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED DECEMBER 28, 2012 TO THE
PROSPECTUS DATED AUGUST 31, 2012 OF:

PowerShares Buyback AchieversTM Portfolio
PowerShares Dividend AchieversTM Portfolio

PowerShares High Yield Equity Dividend AchieversTM Portfolio
PowerShares International Dividend AchieversTM Portfolio

The NASDAQ OMX Group, Inc. has replaced Mergent®, Inc. (“Mergent”) as the index provider for the following indexes (each, an “Underlying Index”): (i) the Share Buyback AchieversTM Index, the underlying index of the PowerShares Buyback AchieversTM Portfolio; (ii) Broad Dividend AchieversTM Index, the underlying index of the PowerShares Dividend AchieversTM Portfolio; (iii) Mergent Dividend AchieversTM 50 Index, the underlying index of the PowerShares High Yield Equity Dividend AchieversTM Portfolio; and (iv) International Dividend AchieversTM Index, the underlying index of the PowerShares International Dividend AchieversTM Portfolio. Neither the name of any Underlying Index, nor the methodology by which it is formulated, will change.

Effective immediately, the Prospectus is changed as follows:

•  All references to Mergent®, Inc. are deleted and replaced with the NASDAQ OMX Group, Inc.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug 31, 2012
PowerShares High Yield Equity Dividend Achievers Portfolio (Prospectus Summary): | PowerShares High Yield Equity Dividend Achievers Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PowerShares High Yield Equity Dividend AchieversTM Portfolio
Supplement Text	ck0001209466_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED DECEMBER 28, 2012 TO THE
PROSPECTUS DATED AUGUST 31, 2012 OF:

PowerShares Buyback AchieversTM Portfolio
PowerShares Dividend AchieversTM Portfolio

PowerShares High Yield Equity Dividend AchieversTM Portfolio
PowerShares International Dividend AchieversTM Portfolio

The NASDAQ OMX Group, Inc. has replaced Mergent®, Inc. (“Mergent”) as the index provider for the following indexes (each, an “Underlying Index”): (i) the Share Buyback AchieversTM Index, the underlying index of the PowerShares Buyback AchieversTM Portfolio; (ii) Broad Dividend AchieversTM Index, the underlying index of the PowerShares Dividend AchieversTM Portfolio; (iii) Mergent Dividend AchieversTM 50 Index, the underlying index of the PowerShares High Yield Equity Dividend AchieversTM Portfolio; and (iv) International Dividend AchieversTM Index, the underlying index of the PowerShares International Dividend AchieversTM Portfolio. Neither the name of any Underlying Index, nor the methodology by which it is formulated, will change.

Effective immediately, the Prospectus is changed as follows:

•  All references to Mergent®, Inc. are deleted and replaced with the NASDAQ OMX Group, Inc.

PowerShares High Yield Equity Dividend Achievers Portfolio | PowerShares High Yield Equity Dividend Achievers Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEY

PowerShares Buyback Achievers Portfolio (Prospectus Summary): | PowerShares Buyback Achievers Portfolio
PowerShares Buyback AchieversTM Portfolio

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED DECEMBER 28, 2012 TO THE
PROSPECTUS DATED AUGUST 31, 2012 OF:

PowerShares Buyback AchieversTM Portfolio
PowerShares Dividend AchieversTM Portfolio

PowerShares High Yield Equity Dividend AchieversTM Portfolio
PowerShares International Dividend AchieversTM Portfolio

The NASDAQ OMX Group, Inc. has replaced Mergent®, Inc. (“Mergent”) as the index provider for the following indexes (each, an “Underlying Index”): (i) the Share Buyback AchieversTM Index, the underlying index of the PowerShares Buyback AchieversTM Portfolio; (ii) Broad Dividend AchieversTM Index, the underlying index of the PowerShares Dividend AchieversTM Portfolio; (iii) Mergent Dividend AchieversTM 50 Index, the underlying index of the PowerShares High Yield Equity Dividend AchieversTM Portfolio; and (iv) International Dividend AchieversTM Index, the underlying index of the PowerShares International Dividend AchieversTM Portfolio. Neither the name of any Underlying Index, nor the methodology by which it is formulated, will change.

Effective immediately, the Prospectus is changed as follows:

•  All references to Mergent®, Inc. are deleted and replaced with the NASDAQ OMX Group, Inc.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug 31, 2012
PowerShares Buyback Achievers Portfolio (Prospectus Summary): | PowerShares Buyback Achievers Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PowerShares Buyback AchieversTM Portfolio
Supplement Text	ck0001209466_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED DECEMBER 28, 2012 TO THE
PROSPECTUS DATED AUGUST 31, 2012 OF:

PowerShares Buyback AchieversTM Portfolio
PowerShares Dividend AchieversTM Portfolio

PowerShares High Yield Equity Dividend AchieversTM Portfolio
PowerShares International Dividend AchieversTM Portfolio

The NASDAQ OMX Group, Inc. has replaced Mergent®, Inc. (“Mergent”) as the index provider for the following indexes (each, an “Underlying Index”): (i) the Share Buyback AchieversTM Index, the underlying index of the PowerShares Buyback AchieversTM Portfolio; (ii) Broad Dividend AchieversTM Index, the underlying index of the PowerShares Dividend AchieversTM Portfolio; (iii) Mergent Dividend AchieversTM 50 Index, the underlying index of the PowerShares High Yield Equity Dividend AchieversTM Portfolio; and (iv) International Dividend AchieversTM Index, the underlying index of the PowerShares International Dividend AchieversTM Portfolio. Neither the name of any Underlying Index, nor the methodology by which it is formulated, will change.

Effective immediately, the Prospectus is changed as follows:

•  All references to Mergent®, Inc. are deleted and replaced with the NASDAQ OMX Group, Inc.

PowerShares Buyback Achievers Portfolio | PowerShares Buyback Achievers Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PKW